Frontier MFG Global Equity Fund
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Number of Shares		Value
COMMON STOCKS 88.2%
	China 14.6%
336,984	Alibaba Group Holding Ltd. - ADR (a)	$99,066,556
1,174,307	Tencent Holdings Ltd.	79,316,676
		178,383,232
	France 1.1%
28,525	LVMH Moet Hennessy Louis Vuitton SE	13,346,944

	Germany 3.5%
275,586	SAP SE	42,914,000

	Switzerland 7.4%
357,070	Nestle SA	42,495,629
541,770	Novartis AG	47,038,813
		89,534,442
	United Kingdom 4.6%
572,454	Reckitt Benckiser Group PLC	55,817,572

	United States 57.0%
5,708	Alphabet, Inc. - Class A (a)	8,365,645
42,259	Alphabet, Inc. - Class C (a)	62,103,826
268,496	Crown Castle International Corp.	44,704,584
470,369	Eversource Energy	39,299,330
252,554	Facebook, Inc. - Class A (a)	66,143,893
265,865	Intercontinental Exchange, Inc.	26,599,793
90,120	Mastercard, Inc. - Class A	30,475,880
129,643	McDonald's Corp.	28,455,342
396,613	Microsoft Corp.	83,419,612
70,983	Netflix, Inc. (a)	35,493,629
244,021	PepsiCo, Inc.	33,821,311
653,714	Starbucks Corp.	56,167,107
80,304	The Estee Lauder Companies, Inc. - Class A	17,526,348
206,857	Visa, Inc. - Class A	41,365,194
443,480	WEC Energy Group, Inc.	42,973,212
650,752	Xcel Energy, Inc.	44,908,396
364,685	Yum! Brands, Inc.	33,295,741
		695,118,843
	Total Common Stocks
	(Cost $668,221,341)	1,075,115,033

SHORT-TERM INVESTMENTS 11.1%
	Money Market Deposit Account 11.1%
135,640,886	U.S. Bank N.A., 0.04% (b)	135,640,886
	Total Short-Term Investments
	(Cost $135,640,886)	135,640,886

	Total Investments 99.3%
	(Cost $803,862,227)	1,210,755,919

	Other Assets in Excess of Liabilities 0.7%	8,029,173

	TOTAL NET ASSETS 100.0%	$1,218,785,092

(a) Non-Income Producing.
(b) The Money Market Deposit Account ("MMDA") is a short-term investment vehicle in which the fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount.
The rate shown is as of September 30, 2020.

ADR - American Depositary Receipt

Frontier MFG Global Plus Fund
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Number of Shares		Value
COMMON STOCKS 88.1%
	China 14.6%
177,362	Alibaba Group Holding Ltd. - ADR (a)	$52,140,880
612,940	Tencent Holdings Ltd.	41,400,045
		93,540,925
	France 1.1%
15,044	LVMH Moet Hennessy Louis Vuitton SE	7,039,139

	Germany 3.5%
143,381	SAP SE	22,327,159

	Switzerland 7.3%
186,655	Nestle SA	22,214,192
283,120	Novartis AG	24,581,702
		46,795,894
	United Kingdom 4.6%
300,170	Reckitt Benckiser Group PLC	29,268,309

	United States 57.0%
2,912	Alphabet, Inc. - Class A (a)	4,267,827
22,120	Alphabet, Inc. - Class C (a)	32,507,552
140,249	Crown Castle International Corp.	23,351,459
245,697	Eversource Energy	20,527,984
132,622	Facebook, Inc. - Class A (a)	34,733,702
138,632	Intercontinental Exchange, Inc.	13,870,132
47,391	Mastercard, Inc. - Class A	16,026,214
67,902	McDonald's Corp.	14,903,810
208,298	Microsoft Corp.	43,811,318
37,231	Netflix, Inc. (a)	18,616,617
127,872	PepsiCo, Inc.	17,723,059
342,502	Starbucks Corp.	29,427,772
42,138	The Estee Lauder Companies, Inc. - Class A	9,196,619
108,629	Visa, Inc. - Class A	21,722,541
232,206	WEC Energy Group, Inc.	22,500,761
339,938	Xcel Energy, Inc.	23,459,122
190,958	Yum! Brands, Inc.	17,434,465
		364,080,954
	Total Common Stocks
	(Cost $415,850,182)	563,052,380

SHORT-TERM INVESTMENTS 11.7%
	Money Market Deposit Account 11.7%
75,089,684	U.S. Bank N.A., 0.04% (b)	75,089,684
	Total Short-Term Investments
	(Cost $75,089,684)	75,089,684

	Total Investments 99.8%
	(Cost $490,939,866)	638,142,064

	Other Assets in Excess of Liabilities 0.2%	1,156,238

	TOTAL NET ASSETS 100.0%	$639,298,302

(a) Non-Income Producing.
(b) The Money Market Deposit Account ("MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount.
The rate shown is as of September 30, 2020.

ADR - American Depositary Receipt

Frontier MFG Global Sustainable Fund
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Number of Shares		Value
COMMON STOCKS 85.8%
	China 13.0%
3,089	Alibaba Group Holding Ltd. - ADR (a)	$908,104
8,414	Tencent Holdings Ltd.	568,310
		1,476,414
	France 2.0%
3,521	Danone SA	228,074

	Germany 4.1%
2,963	SAP SE	461,396

	Italy 2.1%
34,101	Terna Rete Elettrica Nazionale SpA	238,599

	Netherlands 4.0%
7,530	Unilever NV	457,280

	Spain 3.0%
18,173	Red Electrica Corp SA	340,843

	Switzerland 7.5%
3,404	Nestle SA	405,116
5,103	Novartis AG	443,065
		848,181
	United Kingdom 4.6%
5,375	Reckitt Benckiser Group PLC	524,094

	United States 45.5%
542	Alphabet, Inc. - Class C (a)	796,523
815	American Water Works Co., Inc.	118,077
290	Chipotle Mexican Grill, Inc. (a)	360,676
818	CME Group, Inc.	136,860
3,373	Eversource Energy	281,815
2,502	Facebook, Inc. - Class A (a)	655,274
2,742	Intercontinental Exchange, Inc.	274,337
876	Mastercard, Inc. - Class A	296,237
3,665	Microsoft Corp.	770,859
2,447	PepsiCo, Inc.	339,154
3,969	Starbucks Corp.	341,016
1,645	Visa, Inc. - Class A	328,951
1,621	Walmart, Inc	226,794
2,647	Yum! Brands, Inc.	241,671
		5,168,244
	Total Common Stocks
	(Cost $8,004,071)	9,743,125

SHORT-TERM INVESTMENTS 13.6%
	Money Market Deposit Account 13.6%
1,549,706	U.S. Bank N.A., 0.04% (b)	1,549,706
	Total Short-Term Investments
	(Cost $1,549,706)	1,549,706

	Total Investments 99.4%
	(Cost $9,553,777)	11,292,831

	Other Assets in Excess of Liabilities 0.6%	70,906

	TOTAL NET ASSETS 100.0%	$11,363,737

(a) Non-Income Producing.
(b) The Money Market Deposit Account ("MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount.
The rate shown is as of September 30, 2020.

ADR - American Depositary Receipt

Frontier MFG Core Infrastructure Fund
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Number of Shares		Value
COMMON STOCKS 98.5%
	Australia 8.1%
1,211,458	APA Group	$9,005,598
1,026,203	Atlas Arteria Ltd.	4,506,816
4,057,215	AusNet Services	5,476,976
1,843,764	Spark Infrastructure Group	2,708,604
2,718,212	Sydney Airport	11,542,814
1,880,195	Transurban Group	19,198,490
		52,439,298
	Canada 14.2%
594,936	Algonquin Power & Utilities Corp.	8,641,104
215,740	Canadian Utilities Ltd. - Class A	5,145,809
262,994	Emera, Inc.	10,803,779
615,283	Enbridge, Inc.	17,974,923
467,399	Fortis, Inc.	19,109,460
601,174	Hydro One Ltd.	12,740,889
416,371	TC Energy Corp.	17,479,733
		91,895,697
	Chile 0.3%
6,320,474	Aguas Andinas SA - Class A	1,771,196

	France 5.8%
103,644	Aeroports de Paris	10,282,052
591,582	Getlink SE (a)	8,013,788
229,656	Vinci SA	19,189,379
		37,485,219
	Germany 0.6%
100,182	Fraport AG Frankfurt Airport Services Worldwide (a)	3,944,345

	Hong Kong 1.7%
2,147,073	Power Assets Holdings Ltd.	11,316,705

	Italy 7.3%
225,549	ACEA SpA	4,743,720
153,639	ASTM SpA (a)	3,214,423
598,167	Enav SpA	2,270,949
881,797	Italgas SpA	5,561,391
3,381,135	Snam SpA	17,388,511
2,022,099	Terna Rete Elettrica Nazionale SpA	14,148,311
		47,327,305
	Mexico 1.5%
328,192	Grupo Aeroportuario del Centro Norte SAB de CV (a)	1,504,742
515,102	Grupo Aeroportuario del Pacifico SAB de CV - Class B	4,132,650
260,457	Grupo Aeroportuario del Sureste SAB de CV - Class B (a)	3,022,557
322,178	Infraestructura Energetica Nova SAB de CV	968,946
		9,628,895
	Netherlands 1.2%
139,884	Koninklijke Vopak NV	7,873,226

	New Zealand 1.6%
1,562,492	Auckland International Airport Ltd.	7,584,176
1,054,671	Vector Ltd.	2,998,795
		10,582,971
	Portugal 0.3%
627,733	REN - Redes Energeticas Nacionais SGPS SA	1,745,518

	Spain 8.5%
141,717	Aena SME SA (a)	19,731,163
308,149	Cellnex Telecom SA	18,705,574
289,082	Enagas SA	6,670,067
544,911	Red Electrica Corp SA	10,220,060
		55,326,864
	Switzerland 0.7%
32,867	Flughafen Zuerich AG (a)	4,509,746

	United Kingdom 6.4%
1,694,221	National Grid PLC	19,460,180
470,296	Pennon Group PLC	6,257,058
255,144	Severn Trent PLC	8,033,179
729,806	United Utilities Group PLC	8,061,754
		41,812,171
	United States 40.3%
17,333	ALLETE, Inc.	896,809
103,318	Alliant Energy Corp.	5,336,375
101,531	Ameren Corp.	8,029,071
175,028	American Electric Power Co., Inc.	14,305,038
12,310	American States Water Co.	922,634
56,464	American Tower Corp.	13,649,043
74,167	American Water Works Co., Inc.	10,745,315
49,985	Atmos Energy Corp.	4,778,066
127,906	Avangrid, Inc.	6,454,137
24,153	Avista Corp.	824,100
19,149	Black Hills Corp.	1,024,280
15,472	California Water Service Group	672,258
117,252	CMS Energy Corp.	7,200,445
137,092	Consolidated Edison, Inc.	10,665,758
82,582	Crown Castle International Corp.	13,749,903
178,607	Dominion Energy Corp.	14,097,451
78,866	DTE Energy Co.	9,072,745
161,945	Duke Energy Corp.	14,341,849
82,056	Entergy Corp.	8,084,978
92,160	Essential Utilities, Inc.	3,709,440
93,405	Evergy, Inc.	4,746,842
138,221	Eversource Energy	11,548,365
223,165	FirstEnergy Corp.	6,407,067
20,999	IDACORP, Inc.	1,677,820
10,756	MGE Energy, Inc.	673,971
158,965	NiSource, Inc.	3,497,230
8,491	Northwest Natural Holding Company	385,406
15,312	NorthWestern Corp.	744,776
16,970	ONE Gas, Inc.	1,171,100
47,076	Pinnacle West Capital Corp.	3,509,516
24,868	PNM Resources, Inc.	1,027,794
29,679	Portland General Electric Co.	1,053,605
316,800	PPL Corp.	8,620,128
44,190	SBA Communications Corp.	14,073,631
110,362	Sempra Energy	13,062,446
8,232	SJW Group	501,000
28,661	South Jersey Industries, Inc.	552,297
16,083	Spire, Inc.	855,616
237,522	The Southern Co.	12,878,443
128,612	WEC Energy Group, Inc.	12,462,503
194,554	Xcel Energy, Inc.	13,426,172
		261,435,423
	Total Common Stocks
	(Cost $564,797,379)	639,094,579

CLOSED-END FUNDS 1.2%
	United Kingdom 1.2%
2,033,986	HICL Infrastructure PLC	4,348,719
1,504,677	International Public Partnerships Ltd.	3,133,692
		7,482,411
	Total Closed-End Funds
	(Cost $7,273,314)	7,482,411

SHORT-TERM INVESTMENTS 1.0%
	Money Market Deposit Account 1.0%
6,781,166	U.S. Bank N.A., 0.04% (b)	6,781,166
	Total Short-Term Investments
	(Cost $6,781,166)	6,781,166

	Total Investments 100.7%
	(Cost $578,851,859)	653,358,156

	Liabilities in Excess of Other Assets (0.7)%	(4,218,644)

	TOTAL NET ASSETS 100.0%	$649,139,512

(a) Non-Income Producing.
(b) The Money Market Deposit Account ("MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount.
The rate shown is as of September 30, 2020.

Frontier MFG Select Infrastructure Fund
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Number of Shares		Value
COMMON STOCKS 90.7%
	Australia 16.2%
206,242	APA Group	$1,533,138
708,189	Atlas Arteria Ltd.	3,110,182
462,686	AusNet Services	624,596
1,540,811	Spark Infrastructure Group	2,263,547
308,276	Sydney Airport	1,309,086
558,899	Transurban Group	5,706,864
		14,547,413
	Canada 4.3%
132,862	Enbridge, Inc.	3,881,440

	Chile 0.5%
1,633,488	Aguas Andinas SA - Class A	457,755

	France 3.7%
5,876	Aeroports de Paris	582,931
32,998	Vinci SA	2,757,216
		3,340,147
	Italy 6.3%
78,637	ASTM SpA (a)	1,645,237
445,233	Snam SpA	2,289,746
253,407	Terna Rete Elettrica Nazionale SpA	1,773,049
		5,708,032
	Netherlands 4.4%
70,330	Koninklijke Vopak NV	3,958,451

	New Zealand 1.6%
300,824	Auckland International Airport Ltd.	1,460,169

	Spain 8.3%
21,118	Aena SME SA (a)	2,940,245
238,420	Red Electrica Corp SA	4,471,678
		7,411,923
	United Kingdom 4.2%
178,766	National Grid PLC	2,053,344
155,253	United Utilities Group PLC	1,714,992
		3,768,336
	United States 41.2%
27,005	Alliant Energy Corp.	1,394,808
7,278	American Tower Corp.	1,759,311
24,346	American Water Works Co., Inc.	3,527,248
51,406	Atmos Energy Corp.	4,913,899
22,658	Crown Castle International Corp.	3,772,557
41,427	CSX Corp.	3,217,635
33,546	Evergy, Inc.	1,704,808
49,438	Eversource Energy	4,130,546
33,982	Sempra Energy	4,022,110
11,799	Union Pacific Corp.	2,322,869
28,116	WEC Energy Group, Inc.	2,724,440
52,313	Xcel Energy, Inc.	3,610,120
		37,100,351
	Total Common Stocks
	(Cost $76,587,951)	81,634,017

SHORT-TERM INVESTMENTS 8.6%
	Money Market Deposit Account 8.6%
7,777,159	U.S. Bank N.A., 0.04% (b)	7,777,159
	Total Short-Term Investments
	(Cost $7,777,159)	7,777,159

	Total Investments 99.3%
	(Cost $84,365,110)	89,411,176

	Other Assets in Excess of Liabilities 0.7%	585,560

	TOTAL NET ASSETS 100.0%	$89,996,736

(a) Non-Income Producing.
(b) The Money Market Deposit Account ("MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount.
The rate shown is as of September 30, 2020.

Frontier Caravan Emerging Markets Fund
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Number of Shares		Value
COMMON STOCKS 93.0%
	Argentina 1.6%
1,700	Banco Macro SA - ADR (a)	$24,310
1,300	Globant SA (a)	232,986
3,800	Grupo Financiero Galicia SA - ADR (a)	27,512
3,700	Telecom Argentina SA - ADR	24,198
		309,006
	Brazil 2.5%
2,100	B2W Cia Digital (a)	33,815
4,600	B3 SA - Brasil Bolsa Balcao	45,149
4,620	Banco Bradesco SA	14,874
2,700	Banco do Brasil SA - ADR	14,499
21,000	Cielo SA - ADR	13,648
8,800	Cogna Educacao	8,180
2,000	JBS SA - ADR	14,760
4,800	Lojas Renner SA	33,958
4,300	Magazine Luiza SA	68,567
1,000	Natura & Co Holding SA - ADR (a)	18,210
1,700	Notre Dame Intermedica Participacoes SA	19,727
4,400	Petrobras Distribuidora SA	15,928
3,300	Petroleo Brasileiro SA - ADR	23,496
1,100	StoneCo Ltd. - Class A (a)	58,179
1,600	Suzano SA - ADR (a)	13,072
9,300	Vale SA - ADR	98,394
		494,456
	Chile 1.9%
3,500	Banco de Chile - ADR	52,920
609	Banco de Credito e Inversiones SA	19,247
2,100	Banco Santander Chile - ADR	29,106
17,360	Cencosud SA	25,430
14,285	Empresas CMPC SA	30,023
4,842	Empresas COPEC SA	36,315
9,000	Enel Americas SA - ADR	58,140
27,717	SACI Falabella	81,202
1,500	Sociedad Quimica y Minera de Chile SA - ADR	48,630
		381,013
	China 22.3%
4,500	AAC Technologies Holdings, Inc. - ADR	24,482
96,000	Agricultural Bank of China Ltd.	30,120
4,700	Alibaba Group Holding Ltd. - ADR (a)	1,381,706
82	ANTA Sports Products Ltd. - ADR	21,402
100	Autohome, Inc. - ADR	9,600
500	Baidu, Inc. - ADR (a)	63,295
191,000	Bank of China Ltd.	59,405
236,000	China Construction Bank Corp.	153,346
2,700	China Life Insurance Co. Ltd. - ADR (a)	30,564
18,000	China Mengniu Dairy Co. Ltd.	84,901
9,500	China Merchants Bank Co. Ltd.	45,081
2,400	China Mobile Ltd. - ADR	77,184
10,000	China Overseas Land & Investment Ltd.	25,260
5,200	China Pacific Insurance Group Co. Ltd.	14,851
500	China Petroleum & Chemical Corp. - ADR	20,230
6,000	China Resources Land Ltd.	27,365
300	CNOOC Ltd. - ADR	28,815
14,000	Country Garden Holdings Co. Ltd.	17,335
10,400	CSPC Pharmaceutical Group Ltd.	20,301
400	ENN Energy Holdings Ltd. ADR	17,420
400	GDS Holdings Ltd. - ADR (a)	32,732
400	Geely Automobile Holdings Ltd. - ADR	16,216
1,000	Hengan International Group Co. Ltd. - ADR	36,204
100	HUYA, Inc. - ADR (a)	2,395
150,000	Industrial & Commercial Bank Of China Ltd.	78,134
2,000	JD.com, Inc. - ADR (a)	155,220
100	JOYY, Inc. - ADR (a)	8,067
14,000	Kingdee International Software Group Co Ltd.	36,516
48,000	Lenovo Group Ltd.	31,736
6,400	Meituan Dianping -Class (a)	201,608
100	NetEase, Inc. - ADR	45,467
200	New Oriental Education & Technology Group, Inc. - ADR (a)	29,900
400	PetroChina Co. Ltd. - ADR	11,776
400	Pinduoduo, Inc. - ADR (a)	29,660
5,400	Ping An Insurance Group Co. of China Ltd. - ADR	112,104
3,800	Semiconductor Manufacturing International Corp. - ADR (a)	44,384
1,900	Shenzhou International Group Holdings Ltd.	32,355
18,000	Sino Biopharmaceutical Ltd.	19,711
15,000	Sun Art Retail Group Ltd.	16,654
6,000	Sunac China Holdings Ltd.	23,639
4,500	Sunny Optical Technology Group Co. Ltd.	69,895
700	TAL Education Group - ADR (a)	53,228
11,600	Tencent Holdings Ltd. - ADR	784,740
600	Tencent Music Entertainment Group - ADR (a)	8,862
14,000	Tingyi Cayman Islands Holding Corp.	24,790
900	Trip.com Group Ltd. - ADR (a)	28,026
700	Vipshop Holdings Ltd. - ADR (a)	10,948
33,000	Want Want China Holdings Ltd.	23,060
1,500	Wuxi Biologics Cayman, Inc. (a)	36,762
41,400	Xiaomi Corp. - Class B (a)	112,071
2,000	Yihai International Holding Ltd.	31,414
600	Yum China Holdings, Inc.	31,770
600	ZTO Express Cayman, Inc. - ADR	17,952
		4,350,659
	Colombia 2.6%
10,482	Bancolombia SA	66,502
11,300	Ecopetrol SA - ADR	111,192
26,543	Grupo Argos SA	80,454
48,135	Interconexion Electrica SA ESP	256,334
		514,482
	Cyprus 0.0%
3,747	Cairo Mezz PLC (a)	316

	Czech Republic 0.9%
6,230	CEZ AS	117,801
1,477	Komercni banka AS (a)	31,121
10,580	Moneta Money Bank AS	24,295
		173,217
	Egypt 5.0%
113,476	Commercial International Bank Egypt SAE	478,976
129,811	Egyptian Financial Group-Hermes Holding Co. (a)	113,089
139,468	El Sewedy Electric Co.	60,689
511,434	Talaat Moustafa Group	206,180
165,268	Telecom Egypt Co.	122,800
		981,734
	Greece 2.0%
21,797	Alpha Bank AE (a)	13,180
44,969	Eurobank Ergasias SA (a)	19,782
10,712	Hellenic Telecommunications Organization SA	154,278
5,858	JUMBO SA	102,564
2,874	Motor Oil Hellas Corinth Refineries SA	33,849
4,685	Mytilineos SA	50,195
15,838	National Bank of Greece SA (a)	19,847
		393,695
	Hungary 0.7%
5,788	MOL Hungarian Oil & Gas PLC (a)	31,505
1,766	OTP Bank NYRT (a)	53,154
2,499	Richter Gedeon NYRT	52,750
		137,409
	India 4.2%
1,311	Axis Bank Ltd. - GDR	38,639
700	Dr. Reddy's Laboratories Ltd. - ADR	48,692
3,600	HDFC Bank Ltd. - ADR	179,856
6,600	ICICI Bank Ltd. - ADR	64,878
11,600	Infosys Ltd. - ADR	160,196
2,216	Larsen & Toubro Ltd. - GDR	27,626
3,411	Reliance Industries Ltd. GDR	207,153
555	State Bank of India - GDR (a)	14,097
3,800	Tata Motors Ltd. - ADR (a)	34,542
9,200	Wipro Ltd.	43,240
		818,919
	Indonesia 2.2%
366,800	Astra International Tbk PT	110,440
42,100	Bank Central Asia Tbk PT	76,850
3,400	Bank Mandiri Persero Tbk PT - ADR	22,372
239,500	Bank Rakyat Indonesia Persero Tbk PT	49,134
63,700	Charoen Pokphand Indonesia Tbk PT (a)	24,383
310,000	Kalbe Farma Tbk PT	32,390
5,700	Telekomunikasi Indonesia Persero Tbk PT - ADR (a)	99,009
45,500	Unilever Indonesia Tbk PT	24,828
		439,406
	Kuwait 2.7%
31,699	Agility Public Warehousing Co. KSC (a)	67,886
11,199	Humansoft Holding Co. KSC (a)	94,977
39,605	Kuwait Finance House KSCP	85,601
60,777	Mobile Telecommunications Co. KSC	113,863
58,828	National Bank of Kuwait SAKP	167,685
		530,012
	Malaysia 2.6%
37,000	CIMB Group Holdings BHD	27,477
33,100	Dialog Group BHD	30,372
28,300	DiGi.Com BHD	27,510
11,400	Hartalega Holdings BHD	44,650
38,600	Malayan Banking BHD	67,149
23,700	Maxis BHD	29,017
21,700	Petronas Chemicals Group BHD	29,402
7,600	Petronas Gas BHD	30,136
25,900	Public Bank BHD	97,958
27,300	Tenaga Nasional BHD	69,081
26,100	Top Glove Corp BHD	52,331
		505,083
	Mexico 2.8%
13,200	America Movil SAB de CV - ADR	164,868
7,900	Cemex Sab De CV - ADR	30,020
300	Coca-Cola Femsa SAB de CV - ADR	12,216
16,600	Fibra Uno Administracion SA de CV	13,108
1,600	Fomento Economico Mexicano SAB de CV - ADR	89,904
200	Grupo Aeroportuario del Pacifico SAB de CV - ADR	16,128
100	Grupo Aeroportuario del Sureste SAB de CV - ADR (a)	11,603
17,000	Grupo Financiero Banorte SAB de CV (a)	58,731
18,500	Grupo Mexico SAB de CV -Class B	47,088
3,400	Grupo Televisa SAB - ADR (a)	21,012
3,600	Wal-Mart de Mexico SAB de CV - ADR	86,184
		550,862
	Pakistan 4.7%
99,104	Engro Corp. Ltd.	180,144
207,700	Fauji Fertilizer Co. Ltd.	135,409
29,782	Lucky Cement Ltd.	116,372
157,148	MCB Bank Ltd.	164,596
85,400	Oil & Gas Development Co. Ltd.	53,244
312,500	The Hub Power Co. Ltd (a)	148,171
174,900	United Bank Ltd.	121,711
		919,647
	Peru 1.7%
6,800	Cia de Minas Buenaventura SAA - ADR	83,096
1,000	Credicorp Ltd.	123,990
2,800	Southern Copper Corp.	126,756
		333,842
	Philippines 2.1%
2,990	Ayala Corp.	42,754
75,200	Ayala Land, Inc.	46,282
16,820	Bank of the Philippine Islands	22,271
28,410	BDO Unibank, Inc.	50,694
27,150	JG Summit Holdings, Inc.	33,827
15,680	Jollibee Foods Corp.	47,007
980	PLDT, Inc.	26,932
2,710	SM Investments Corp.	49,422
114,000	SM Prime Holdings, Inc.	69,473
7,680	Universal Robina Corp.	21,300
		409,962
	Poland 1.5%
1,099	Bank Polska Kasa Opieki SA	14,316
574	CD Projekt SA (a)	62,152
586	Dino Polska SA (a)	34,472
1,224	KGHM Polska Miedz SA (a)	37,457
44	LPP SA (a)	74,774
1,224	Polski Koncern Naftowy ORLEN SA	14,527
5,475	Powszechna Kasa Oszczednosci Bank Polski SA	30,049
3,869	Powszechny Zaklad Ubezpieczen SA	24,829
		292,576
	Qatar 2.8%
39,021	Industries Qatar QSC	106,014
95,127	Mesaieed Petrochemical Holding Co.	54,340
11,691	Qatar Electricity & Water Co. QSC	54,378
11,190	Qatar Fuel QSC	54,500
13,513	Qatar Islamic Bank SAQ	61,302
41,984	Qatar National Bank QPSC	210,189
		540,723
	Russia 6.1%
14,531	Gazprom PJSC - ADR	63,238
967	LUKOIL PJSC - ADR	55,874
6,776	Magnit PJSC - GDR	101,009
3,270	Mail.ru Group Ltd. - GDR (a)	89,473
7,813	MMC Norilsk Nickel PJSC - ADR	188,475
4,300	Mobile TeleSystems PJSC -ADR	37,539
206	Novatek PJSC - GDR	28,198
2,246	Polymetal International PLC	48,939
451	Polyus PJSC - GDR	47,514
25,396	Sberbank of Russia - ADR (a)	296,485
523	Tatneft PJSC - ADR	18,700
2,236	X5 Retail Group NV - GDR	82,633
1,900	Yandex NV - Class A (a)	123,975
		1,182,052
	South Africa 1.9%
2,622	Absa Group Ltd.	13,893
900	AngloGold Ashanti Ltd. - ADR	23,742
717	Bid Corp. Ltd.	11,031
8,128	FirstRand Ltd.	19,945
1,800	Gold Fields Ltd. - ADR	22,122
1,900	Impala Platinum Holdings Ltd. - ADR	16,732
3,842	MTN Group Ltd.	12,890
4,700	Naspers Ltd. - ADR	166,897
1,353	Nedbank Group Ltd.	8,096
10,484	Old Mutual Ltd.	6,462
1,907	Remgro Ltd.	10,658
4,171	Sanlam Ltd.	12,856
900	Sasol Ltd. - ADR (a)	6,840
2,743	Standard Bank Group Ltd.	17,618
1,470	Vodacom Group Ltd.	10,780
		360,562
	South Korea 4.9%
114	Celltrion, Inc. (a)	25,076
199	Hyundai Mobis Co. Ltd.	39,041
341	Hyundai Motor Co.	51,941
169	Kakao Corp.	52,551
600	KB Financial Group, Inc. - ADR	19,272
793	Kia Motors Corp.	31,801
900	Korea Electric Power Corp. - ADR (a)	7,839
56	LG Chem Ltd.	31,258
33	LG Household & Health Care Ltd.	40,723
341	NAVER Corp.	86,655
500	POSCO - ADR	20,930
31	Samsung Biologics Co Ltd. (a)	18,276
337	Samsung Electronics Co. Ltd. - GDR	427,291
1,200	Shinhan Financial Group Co. Ltd. - ADR	27,564
845	SK Hynix, Inc.	60,572
320	Woori Financial Group, Inc. - ADR	7,066
		947,856
	Taiwan 4.5%
2,600	ASE Technology Holding Co. Ltd. - ADR	10,608
32,000	CTBC Financial Holding Co Ltd.	20,445
18,709	E.Sun Financial Holding Co Ltd.	16,662
2,000	Eclat Textile Co Ltd.	25,007
7,000	Formosa Plastics Corp.	19,125
9,000	Hon Hai Precision Industry Co. Ltd. - GDR	48,600
1,000	Hotai Motor Co. Ltd.	22,384
2,000	MediaTek, Inc.	42,378
32,000	Mega Financial Holding Co Ltd.	30,885
3,000	President Chain Store Corp.	27,306
6,900	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	559,383
22,000	Uni-President Enterprises Corp.	47,647
		870,430
	Thailand 1.1%
3,000	Advanced Info Service PCL - NVDR	16,253
11,400	Airports of Thailand PCL - NVDR	20,426
4,200	Bumrungrad Hospital PCL - NVDR	12,659
11,400	Central Pattana PCL - NVDR	15,379
17,400	Central Retail Corp PCL - NVDR (a)	14,360
15,100	CP ALL PCL - NVDR	28,785
53,500	Home Product Center PCL -NVDR	24,392
9,500	Kasikornbank PCL - NVDR	23,191
23,700	Minor International PCL - NVDR (a)	14,988
15,800	PTT PCL - NVDR	16,035
1,900	The Siam Cement PCL - NVDR	19,352
		205,820
	Turkey 2.3%
73,596	Akbank TAS (a)	48,479
15,754	BIM Birlesik Magazalar AS	141,254
8,685	Ford Otomotiv Sanayi AS	98,401
4,772	Tupras Turkiye Petrol Rafinerileri AS (a)	48,957
35,633	Turkcell Iletisim Hizmetleri AS	69,454
57,255	Turkiye Garanti Bankasi AS (a)	52,331
		458,876
	United Arab Emirates 2.7%
28,885	Abu Dhabi Commercial Bank PJSC	44,578
88,180	Aldar Properties PJSC	48,667
77,511	Emaar Malls PJSC (a)	31,711
77,417	Emaar Properties PJSC (a)	59,455
54,217	Emirates Telecommunications Group Co. PJSC	246,409
30,900	First Abu Dhabi Bank PJSC	95,350
		526,170
	Vietnam 2.7%
14,090	Bank for Foreign Trade of Vietnam JSC	51,599
62,946	Hoa Phat Group JSC (a)	72,210
11,520	Masan Group Corp. (a)	27,256
27,168	Vietnam Dairy Products JSC	128,559
24,870	Vincom Retail JSC (a)	29,939
28,730	Vingroup JSC (a)	114,055
28,250	Vinhomes JSC	92,907
		516,525
	Total Common Stocks
	(Cost $18,303,630)	18,145,310

PREFERRED STOCKS 1.5%
	Brazil 0.8%
12,340	Banco Bradesco SA - ADR (b)	42,326
9,100	Itau Unibanco Holding SA -ADR (b)	36,218
14,400	Itausa - Investimentos Itau SA (b)	22,667
4,543	Lojas Americanas SA (b)	22,853
4,100	Petroleo Brasileiro SA - ADR (b)	28,864
1,300	Telefonica Brasil SA - ADR (b)	9,971
		162,899
	Colombia 0.7%
5,500	Bancolombia SA - ADR (b)	140,525

	Total Preferred Stocks
	(Cost $482,139)	303,424

EXCHANGE TRADED FUNDS 3.0%
19,900	iShares MSCI Saudi Arabia ETF	591,030
	Total Exchange Traded Funds
	(Cost $591,914)	591,030

RIGHTS 0.0%
	Thailand 0.0%
1,077	Minor International PCL	253
268	The Siam Cement PCL - NVDR (c)	0
		253
	Total Rights
	(Cost $0)	253

SHORT-TERM INVESTMENTS 2.2%
	Money Market Deposit Account 2.2%
420,198	U.S. Bank N.A., 0.04% (d)	420,198
	Total Short-Term Investments
	(Cost $420,198)	420,198

	Total Investments 99.7%
	(Cost $19,797,881)	19,460,215

	Other Assets in Excess of Liabilities 0.3%	49,428

	TOTAL NET ASSETS 100.0%	$19,509,643

(a) Non-Income Producing.
(b) Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(c) Illiquid security, pursuant to guidelines established by the Board of Directors. The Fund may invest up to 15% of its net assets in illiquid securities. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven calendar days at approximately the price at which the security is valued by the Fund.

(d) The Money Market Deposit Account ("MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount.
The rate shown is as of September 30, 2020.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
NVDR - Non-Voting Depository Receipt

Investment Valuation – Securities are valued at their fair value. Equity securities, including preferred stocks, that are traded on a national securities exchange, except for those traded on NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market exchanges (together, "NASDAQ"), for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are principally traded. Equity securities that are traded on NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent quoted bid price. Debt securities are valued at the bid price provided by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models, as well as market transactions and other market inputs. Shares of underlying mutual funds are valued at their respective Net Asset Value ("NAV"). Deposit accounts are valued at acquisition cost which approximates fair value. Exchange-traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In the case of foreign securities, the occurrence of events after the close of the foreign markets, but prior to the time a Fund's NAV is calculated, will result in a systematic fair value adjustment to the trading prices of foreign securities provided that there is a movement in the markets that exceeds a threshold established by the Board of Directors (the "Board") and provided the fair value prices exceed a pre-established confidence level. The Funds will also value foreign securities at fair value using fair valuation procedures approved by the Board in the case of other significant events relating to a particular foreign issuer or market. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Fund's NAV in advance of the time the NAV is calculated. The Board has retained an independent fair value pricing service to assist in valuing foreign securities held by the Frontier MFG Global Equity, Frontier MFG Global Plus, Frontier MFG Global Sustainable, Frontier MFG Core Infrastructure, Frontier MFG Select Infrastructure and Frontier Caravan Emerging Markets Funds. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser or subadvisers pursuant to guidelines established by the Board. The Board has appointed a Valuation Committee to assist the Board in its oversight of the Funds' valuation procedures.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities that the Funds have the ability to access
Level 2 — Evaluated prices based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities and changes in benchmark securities indices)
Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of inputs used to value the Funds’ securities as of September 30, 2020:

Global Equity Fund

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$794,185,399	$280,929,634	$-	$1,075,115,033
Total Equity	794,185,399	280,929,634	-	1,075,115,033
Short-Term Investments	135,640,886	-	-	135,640,886
Total Investments in Securities	$929,826,285	$280,929,634	$-	$1,210,755,919

Global Plus Fund

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$416,221,835	$146,830,545	$-	$563,052,380
Total Equity	416,221,835	146,830,545	-	563,052,380
Short-Term Investments	75,089,684	-	-	75,089,684
Total Investments in Securities	$491,311,519	$146,830,545	$-	$638,142,064

Global Sustainable Fund

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$6,076,348	$3,666,777	$-	$9,743,125
Total Equity	6,076,348	3,666,777	-	9,743,125
Short-Term Investments	1,549,706	-	-	1,549,706
Total Investments in Securities	$7,626,054	$3,666,777	$-	$11,292,831

Core Fund

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$364,731,211	$274,363,368	$-	$639,094,579
Closed-End Funds	3,133,692	4,348,719	-	7,482,411
Total Equity	367,864,903	278,712,087	-	646,576,990
Short-Term Investments	6,781,166	-	-	6,781,166
Total Investments in Securities	$374,646,069	$278,712,087	$-	$653,358,156

Select Fund

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$41,439,546	$40,194,471	$-	$81,634,017
Total Equity	41,439,546	40,194,471	-	81,634,017
Short-Term Investments	7,777,159	-	-	7,777,159
Total Investments in Securities	$49,216,705	$40,194,471	$-	$89,411,176

Caravan Fund

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$7,445,740	$10,699,570	$-	$18,145,310
Preferred Stocks	303,424	-	-	303,424
Exchange-Traded Funds	591,030	-	-	591,030
Rights	253	-	-	253
Total Equity	8,340,447	10,699,570	-	19,040,017
Short-Term Investments	420,198	-	-	420,198
Total Investments in Securities	$8,760,645	$10,699,570	$-	$19,460,215

(a) See each Fund's Schedule of Investments for sector or country classifications.

Tax Disclosure - Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period, the Funds did not incur any interest or penalties. The Funds have reviewed all open tax years and concluded that there is no effect to any of the Fund's financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds have no examinations in progress.